SHARE-BASED COMPENSATION - Nonvested restricted shares (Details) - Nonvested restricted shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other disclosures
Compensation expense	$ 2,634	$ 3,952	$ 3,917
Unrecognized compensation expense	$ 5,259
Expected weighted-average period for unrecognized compensation expense to be recognized	1 year 8 months 12 days